Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Disclosure of Share Capital Reserves and Other Equity Interest Text Block [Abstract]
Shareholders' Equity

Note 9 — Shareholders’ Equity

A.	Share capital

	Number of shares December 31
	Authorized 2022	Issued and paid 2022	Authorized 2021	Issued and paid 2021
Ordinary shares of no par value	60,000,000	11,781,963	60,000,000	10,943,534

a.	In February 2020, the Company entered into a second crowd-funding transaction in which the Company issued 370,356 ordinary shares to 536 different investors for total net consideration of $447 thousand (net of $52 thousand issuance cost).

b.	In April 2020, the Company entered into a third crowd-funding transaction in which the Company issued 47,688 shares to 161 different investors for total net consideration of $61 thousand (net of $8 thousand issuance cost).

c.	In February, May, June and July 2021, the Company entered into Simple Agreements for Future Equity (each, a “SAFE”) with four separate investors for aggregate proceeds of $800 thousand. Pursuant to the terms of each SAFE, upon consummation of an equity financing, the Company will issue to each investor the number of ordinary shares equal to the purchase amount divided by the SAFE price, which is defined as the price per share equal to 80% of the equity financing valuation (to be no less than $25,000 thousand). The SAFE Agreements also provide the investor the right to automatically receive ordinary shares in the case of a liquidity event, defined as a change of control event or an initial public offering. In the case of a liquidity event the investors are entitled to the number of ordinary shares equal to the investment amount divided by the liquidity price. The liquidity price is defined as the price per share equal to the Company’s valuation at the time of the liquidity event, multiplied by 80%, and divided by the Company’s capitalization (to be no less than $25,000 thousand). In December 2021, as part of Company’s initial public offering (“IPO”) (as described in Note 9g below), the SAFEs were converted at a price per share of $2.892 into 276,672 ordinary shares. For accounting purposes, the SAFE instrument was classified under shareholders’ equity.

d.	During 2018 and 2019, the Company entered into several Share Purchase Agreements (“SPAs”) with multiple investors pursuant to which the Company issued shares and warrants. Pursuant to the SPAs, the warrants had an exercise price of $0.67 and were set to expire on December 31, 2020. During 2020, the board of directors extended the expiration period for each warrant to December 31, 2021. In September 2021, three of the warrant holders assigned all or part of their warrants to four assignees, among whom are the Company’s CFO and related parties of the Company’s CEO and CFO).

In August and September 2021 after the said assignments, the Company received warrant exercise notices of 1,837,500 warrants, out of the total 2,130,000 warrants outstanding at that time. The other 292,500 warrants that were not exercised were waived by their owners. As a result of the said exercises, the Company received aggregate proceeds of $1,225 thousand.

e.	In May and October 2021, several option holders exercised their outstanding options to purchase 285,000 ordinary shares for a gross proceed of $10 thousand.

f.	In October 2021, several option holders, holding an aggregate amount of 961,440 options, signed an exercise notice for their options. The proceeds from such options exercise were approximately $76 thousand. As of December 31, 2022, the amount of $47 thousand from such exercises were recognized as other receivables.

g.

In December 2021, the Company closed its IPO in the United States and issued 2,000,000 units consisting of 2,000,000 Ordinary shares and 2,000,000 tradable warrants with an exercise price of $6 per share and term of 5 years. In certain cases, the warrants may be exercised on a cashless basis. Therefore, the warrants are accounted for as derivative instruments which are classified as a liability and measured at fair value through profit or loss (refer also to Note 16). The total gross consideration was $12,000 thousand. $4,560 thousand was initially attributed to the warrants based on their fair value and the remaining amount was attributed to the ordinary shares issued and recognized as an equity component in the amount of $7,440 thousand. Applicable issuance costs, amounting to $2,136 thousand, have been allocated in the same proportion as the allocation of the gross proceeds. An amount of $812 thousand was considered as issuance costs allocated to the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ordinary shares in the amount of $1,324 thousand have been recorded in equity as a reduction of the share premium. As part of the IPO, the Company also recognized share-based issuance costs of $898 thousand which were allocated in the same proportion as the allocation of the gross proceeds from the IPO, accordingly an amount of $341 thousand was considered as issuance costs allocated to the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ordinary shares in the amount of $557 thousand have been recorded in equity as a reduction of the share premium (refer also to Note 10(12)).

The total net proceeds from the offering were approximately $9,864 thousand and net proceeds from the exercise of underwriter’s option were $3 thousand.

h.	In March 2022, the Company received an amount of $3,870 thousand as a result of the exercise of 645,000 warrants at a price per share of $6. see also note 16D.

The following table summarizes the movement in share capital:

	Ordinary shares
	2022	2021

Issued and paid-in share capital as at January 1	10,943,534	5,582,922
Issued for services during the period	85,449	-
Vested RSU	107,980	-
Issued for cash during the period	-	2,000,000
Exercise of share warrants and options during the year	645,000	3,083,940
Conversion of SAFE instruments	-	276,672
Issued and paid-in share capital as at December 31	11,781,963	10,943,534

B.	Ordinary Shares Right

Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of all classes of shares outstanding.